Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commissions, related party	$ 2,370,381	$ 1,075,274	$ 504,892
Vessel operating expenses, related party	353,842	233,635	304,515
General and administrative expenses, related party	2,420,000	2,460,000	2,000,000
Net gain on sale of vessels, related party	0	0	153,750
Interest and other financing costs, related party	$ 0	$ 50,000	$ 361,283